Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 397	$ 494
Change in fair value of hedging instrument recognized in OCI	384	107
Reclassified to profit or loss / cost of inventory	(404)	(204)
As per 31 December	376	397
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	174	480
Change in fair value of hedging instrument recognized in OCI	353	92
Reclassified to profit or loss / cost of inventory	(507)	(398)
As per 31 December	20	174
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	117	(60)
Change in fair value of hedging instrument recognized in OCI	31	16
Reclassified to profit or loss / cost of inventory	126	162
As per 31 December	274	117
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	107	76
Reclassified to profit or loss / cost of inventory	(23)	32
As per 31 December	$ 84	$ 107